Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net
Note 4 – Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following (in thousands):

	June 30, 2023	December 31, 2022
Plant facilities associated with productive, depletable properties	$243,618	$243,613
Plant equipment	270,493	251,122
Land	3,009	3,009
Furniture and office equipment	1,871	1,407
Computer and network equipment	1,648	1,648
Buildings and leasehold improvements	30,003	25,402
Logistics equipment	6,771	1,591
Construction in progress	255,654	111,711

Property, plant and equipment	813,067	639,503
Less: Accumulated depreciation and depletion	(113,049)	(97,979)

Property, plant and equipment, net	$700,018	$541,524

Depreciation expense and depletion expense recognized in depreciation, depletion and accretion expense was $8.0 million and $1.4 million, respectively, for the three months ended June 30, 2023, as compared to $5.0 million and $1.4 million, respectively, for the three months ended June 30, 2022. Depreciation expense and depletion expense recognized in depreciation, depletion and accretion expense was $15.0 million and $2.9 million for the six months ended June 30, 2023, respectively, as compared to $10.0 million and $2.6 million for the six months ended June 30, 2022, respectively. Depreciation expense recognized in selling, general and administrative expense was $0.4 million for the three months ended June 30, 2023 as compared to $0.3 million for the three months ended June 30, 2022. Depreciation expense recognized in selling, general and administrative expense was $0.7 million for the six months ended June 30, 2023 as compared to $0.6 million for the six months ended June 30, 2022. We did not recognize impairment of long-lived assets or loss on disposal of assets for the three and six months ended June 30, 2023 and 2022.

Atlas Sand Company LLC [Member]
Property, Plant and Equipment, Net
Note 4—Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following (in thousands):

	For the Year Ended December 31,
	2022	2021
Plant facilities associated with productive, depletable properties	$243,613	$243,383
Plant equipment	251,122	237,845
Land	3,009	3,009
Furniture and office equipment	1,407	1,230
Computer and network equipment	1,648	1,541
Buildings and leasehold improvements	25,402	24,763
Logistic Equipment	1,591	—
Construction in progress	111,711	18,524

Property, plant and equipment	639,503	530,295
Less: Accumulated depreciation and depletion	(97,979)	(71,978)

Property, plant and equipment, net	$541,524	$458,317

Depreciation and depletion expense recognized in depreciation, depletion and accretion expense was $22.1 million and $5.4 million for the year ended December 31, 2022, respectively, as compared to $19.4 million and $4.2 million for the year ended December 31, 2021, respectively, and as compared to $17.5 million and $3.2 million for the year ended December 31, 2020, respectively. Depreciation expense recognized in selling, general and administrative expense was $1.1 million, $1.0 million, and $0.8 million for the years ended December 31, 2022, 2021 and 2020, respectively. The Company recognized $1.3 million of impairment of long-lived assets related to certain power generation assets where the vendor was unable to meet its obligations for the year ended December 31, 2020. The Company pursued legal remedy and determined the assets were not recoverable. The Company recognized $0.1 million of loss on disposal of fixed assets for the year ended December 31, 2020. The Company did not recognize impairment of long-lived assets or loss on disposal of assets for the years ended December 31, 2022 and 2021.
For the year ending December 31, 2021, the Company had capital leases that are reported as part of plant equipment. The amortization of capital leases is included in depreciation, depletion and accretion expense on the consolidated statements of operations. As of December 31, 2021, the Company had capital leases with a cost of $1.5 million and accumulated depreciation of $0.9 million. The Company recognized $0.4 million and $0.3 million of depreciation expense associated with capital leases for the year ended December 31, 2021 and 2020, respectively. On January 1, 2022, the Company adopted ASU Topic 842. Refer to Note 6, Leases, for additional disclosures required under ASC Topic 842.